Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,064,811
Amortization	636,441
Balance to be amortized	428,370	R$ 371,281
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	434,970
Amortization	263,645
Balance to be amortized	171,325	164,825
NCE
Disclosure of detailed information about borrowings [line items]
Cost	125,222
Amortization	123,051
Balance to be amortized	2,171	2,696
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	219,946
Amortization	150,074
Balance to be amortized	69,872	52,162
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	159,675
Amortization	31,278
Balance to be amortized	128,397	102,235
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	63,588
Amortization	54,522
Balance to be amortized	9,066	9,854
ECA - Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Cost	1,320
Amortization	(3,969)
Balance to be amortized	5,289
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	41,943
Amortization	179
Balance to be amortized	41,764	38,911
Others
Disclosure of detailed information about borrowings [line items]
Cost	18,147
Amortization	17,661
Balance to be amortized	R$ 486	R$ 598